UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05502

Comstock Funds, Inc.
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Comstock Capital Value Fund

Semiannual Report — October 31, 2021

To Our Shareholders,

For the six months ended October 31, 2021, the net asset value (NAV) total return per Class A Share of the Comstock Capital Value Fund was (1.6)% compared with a total return of 10.9% for the Standard & Poor’s (S&P) 500 Index. See page 2 for additional performance information for all classes of shares.

Enclosed are the financial statements as of October 31, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through October 31, 2021 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(10/10/85)(b)
Class A (DRCVX)	(1.63)%	(2.68)%	(11.72)%	(14.55)%	(11.21)%	(5.28)%
Class AAA (COMVX) (c)	(1.62)	(2.67)	(11.70)	(14.53)	(11.19)	(5.27)
Class C (CPCCX) (c)	(2.22)	(2.84)	(12.25)	(15.14)	(11.82)	(5.82)
Class I (CPCRX) (c)	(1.57)	(2.59)	(11.51)	(14.35)	(10.96)	(5.09)
S&P 500 Index (d)	10.91	42.91	18.93	16.21	10.63	11.86(e)

(a)	The Fund's fiscal year ends on April 30.
(b)	Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund.
(c)	The Class A Share NAVs are used to calculate performance for the periods prior to the issuance of Class AAA Shares on December 8, 2008, and Class C Shares and Class I Shares on August 22, 1995. The actual performance of the Class C Shares would have been lower and the Class AAA Shares and Class I Shares would have been higher due to the expenses associated with the Class A Shares.
(d)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.
(e)	Since September 30, 1985, the date closest to the Fund’s inception date for which data is available.

In the current prospectus dated November 24, 2021 the expense ratios for Comstock Capital Value Fund Class AAA, A, C, and I Shares are 4.12%, 4.12%, 4.87%, and 3.87%, respectively. See page 7 for the expense ratios for the six months ended October 31, 2021.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

Comstock Capital Value Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from May 1, 2021 through October 31, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio	Expenses Paid During Period *
Comstock Capital Value Fund
Actual Fund Return
Class AAA	$1,000.00	$983.80	3.37%	$16.85
Class A	$1,000.00	$983.70	3.37%	$16.85
Class C	$1,000.00	$977.80	4.12%	$20.54
Class I	$1,000.00	$984.30	3.12%	$15.60
Hypothetical 5% Return
Class AAA	$1,000.00	$1,008.22	3.37%	$17.06
Class A	$1,000.00	$1,008.22	3.37%	$17.06
Class C	$1,000.00	$1,004.44	4.12%	$20.82
Class I	$1,000.00	$1,009.48	3.12%	$15.80

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of October 31, 2021:

Comstock Capital Value Fund
U.S. Government Obligations	102.9%
Other Assets and Liabilities (Net)	(2.9)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Comstock Capital Value Fund

Statement of Net Assets

October 31, 2021 (Unaudited)

Principal	Market
Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 102.9%
U.S. Treasury Bills — 102.9%
0.035% to 0.060%†,
$3,690,000	12/02/21 to 04/28/22	$3,689,095

TOTAL INVESTMENTS
(Cost $3,689,119)	102.9%	3,689,095

Payable for Fund shares redeemed	(0.0)%	(73)
Payable for distribution fees	(0.0)%	(376)
Other Assets and Liabilities (Net)	(2.9)%	(101,873)
NET ASSETS
(applicable to 971,806 shares outstanding).	100.0%	$3,586,773
Net Assets Consist of:
Paid-in capital	$137,406,712
Total accumulated losses	(133,819,939)
TOTAL NET ASSETS	$3,586,773

Shares of Capital Stock, each at $0.001 par value; 125,000,000 shares authorized:
Class AAA:
Net Asset Value and redemption price per share ($176,517 ÷ 48,542 shares outstanding)	$3.64
Class A:
Net Asset Value and redemption price per share ($1,427,558 ÷ 393,665 shares outstanding).	$3.63
Class C:
Net Asset Value and redemption price per share ($40,558 ÷ 13,153 shares outstanding)	$3.08
Class I:
Net Asset Value and redemption price per share ($1,942,140 ÷ 516,446 shares outstanding)	$3.76

†	Represents annualized yields at dates of purchase.

Statement of Operations

For the Six Months Ended October 31, 2021 (Unaudited)

Investment Income:
Interest	$716
Total Investment Income	716
Expenses:
Investment advisory fees.	18,452
Distribution fees - Class AAA	241
Distribution fees - Class A	1,839
Distribution fees - Class C	212
Legal and audit fees	25,791
Shareholder communications expenses	15,176
Shareholder services fees	10,849
Custodian fees	401
Miscellaneous expenses	5,298
Total Expenses	78,259
Less:
Advisory fee reimbursements (See Note 4)	(18,452)
Net Expenses	59,807
Net Investment Loss	(59,091)
Net Realized and Unrealized Gain/(Loss) on
Investments:
Net realized gain on investments	21

Net change in unrealized appreciation/depreciation:
on investments	(259)

Net Realized and Unrealized Gain/(Loss) on
Investments	(238)
Net Decrease in Net Assets Resulting from
Operations	$(59,329)

See accompanying notes to financial statements.

Comstock Capital Value Fund

Statement of Changes in Net Assets

	Six Months Ended
	October 31, 2021	Year Ended
	(Unaudited)	April 30, 2021
Operations:
Net investment loss	$(59,091)	$(118,216)
Net realized gain on investments	21	7
Net change in unrealized appreciation/depreciation on investments	(259)	(779)
Net Decrease in Net Assets Resulting from Operations	(59,329)	(118,988)
Capital Stock Transactions:
Proceeds from shares issued
Class AAA	—	2,812
Class A	640	149,013
Class C	—	—
Class I	—	—

Total proceeds from shares issued	640	151,825
Cost of shares redeemed
Class AAA	(28,144)	(33,454)
Class A	(102,393)	(261,342)
Class C	(7,807)	(274,033)
Class I	(14,326)	(218,877)
Total cost of shares redeemed	(152,670)	(787,706)
Net Decrease in Net Assets from Capital Stock Transactions	(152,030)	(635,881)

Net Decrease in Net Assets	(211,359)	(754,869)
Net Assets:
Beginning of year	3,798,132	4,553,001
End of period	$3,586,773	$3,798,132

See accompanying notes to financial statements.

Comstock Capital Value Fund
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations								Ratios to Average Net Assets/Supplemental Data
Year Ended April 30	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Loss on Investments		Total from Investment Operations	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Loss		Operating Expenses		Portfolio Turnover Rate
Class AAA
2022(b)	$3.70	$(0.06)	$(0.00	)(c)	$(0.06)	$—		$3.64	(1.62)%	$176	(3.33	)%(d)	3.37	%(d)(e)	0	%(f)
2021	3.81	(0.11)	(0.00	)(c)	(0.11)	0.00	(g)	3.70	(2.89)	208	(3.00)		3.12	(e)	0	(f)
2020	4.31	(0.15)	(0.35)		(0.50)	0.00	(g)	3.81	(11.60)	245	(3.60)		5.80	(h)(i)(j)(k)	79
2019	5.05	(0.05)	(0.69)		(0.74)	0.00	(g)	4.31	(14.65)	1,498	(1.02)		3.38	(h)(i)(j)	0	(f)
2018	5.60	(0.09)	(0.46)		(0.55)	0.00	(g)	5.05	(9.82)	1,643	(1.77)		2.98	(h)(i)(j)	39
2017	7.49	(0.16)	(1.73)		(1.89)	0.00	(g)	5.60	(25.23)	1,867	(2.32)		2.73	(h)(i)(j)	196
Class A
2022(b)	$3.69	$(0.06)	$(0.00	)(c)	$(0.06)	$—		$3.63	(1.63)%	$1,428	(3.33	)%(d)	3.37	%(d)(e)	0	%(f)
2021	3.80	(0.11)	(0.00	)(c)	(0.11)	0.00	(g)	3.69	(2.89)	1,554	(3.00)		3.12	(e)	0	(f)
2020	4.29	(0.16)	(0.33)		(0.49)	0.00	(g)	3.80	(11.42)	1,715	(3.89)		6.05	(h)(i)(j)(k)	79
2019	5.03	(0.05)	(0.69)		(0.74)	0.00	(g)	4.29	(14.71)	6,006	(1.07)		3.38	(h)(i)(j)	0	(f)
2018	5.59	(0.10)	(0.46)		(0.56)	0.00	(g)	5.03	(10.02)	8,938	(1.85)		2.98	(h)(i)(j)	39
2017	7.48	(0.15)	(1.74)		(1.89)	0.00	(g)	5.59	(25.27)	29,106	(2.31)		2.73	(h)(i)(j)	196
Class C
2022(b)	$3.15	$(0.06)	$(0.01)		$(0.07)	$—		$3.08	(2.22)%	$41	(4.08	)%(d)	4.12	%(d)(e)	0	%(f)
2021	3.24	(0.09)	(0.00	)(c)	(0.09)	0.00	(g)	3.15	(2.78)	49	(3.73)		3.87	(e)	0	(f)
2020	3.69	(0.14)	(0.31)		(0.45)	0.00	(g)	3.24	(12.20)	330	(3.90)		6.12	(h)(i)(j)(k)	79
2019	4.36	(0.07)	(0.60)		(0.67)	0.00	(g)	3.69	(15.37)	2,164	(1.81)		4.13	(h)(i)(j)	0	(f)
2018	4.87	(0.12)	(0.39)		(0.51)	0.00	(g)	4.36	(10.47)	2,832	(2.54)		3.73	(h)(i)(j)	39
2017	6.57	(0.17)	(1.53)		(1.70)	0.00	(g)	4.87	(25.88)	3,994	(3.04)		3.48	(h)(i)(j)	196
Class I
2022(b)	$3.82	$(0.06)	$(0.00	)(c)	$(0.06)	$—		$3.76	(1.57)%	$1,942	(3.08	)%(d)	3.12	%(d)(e)	0	%(f)
2021	3.92	(0.10)	(0.00	)(c)	(0.10)	0.00	(g)	3.82	(2.55)	1,987	(2.75)		2.87	(e)	0	(f)
2020	4.42	(0.11)	(0.39)		(0.50)	0.00	(g)	3.92	(11.31)	2,263	(2.65)		4.82	(h)(i)(j)(k)	79
2019	5.17	(0.04)	(0.71)		(0.75)	0.00	(g)	4.42	(14.51)	6,316	(0.82)		3.13	(h)(i)(j)	0	(f)
2018	5.72	(0.08)	(0.47)		(0.55)	0.00	(g)	5.17	(9.62)	6,673	(1.50)		2.73	(h)(i)(j)	39
2017	7.64	(0.13)	(1.79)		(1.92)	0.00	(g)	5.72	(25.13)	319	(2.00)		2.48	(h)(i)(j)	196

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	For the six months ended October 31, 2021, unaudited.

(c)	Amount represents less than $(0.005) per share.

(d)	Annualized.

(e)	The Adviser has voluntarily agreed to waive the Investment Advisory Fee. For the six months ended October 31, 2021 and the year ended April 30, 2021, if the waiver had not been received, the expense ratios would have been 4.37% and 4.12% (Class AAA and Class A), 5.12% and 4.87% (Class C), and 4.12% and 3.87% (Class I).

(f)	Amount represents less than 0.5%.

(g)	Amount represents less than $0.005 per share.

(h)	The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For the year ended April 30, 2020, if credits had not been received, the expense ratios would have been 5.81% (Class AAA), 6.06% (Class A), 6.13% (Class C), and 4.83% (Class I). For the years ended April 30, 2019, 2018, and 2017, there was no impact on the expense ratios.

(i)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the years ended April 30, 2020, 2019, 2018, and 2017 would have been 5.36%, 2.67%, 2.12%, and 1.89% (Class AAA), 5.64%, 2.67%, 2.12%, and 1.89% (Class A), 5.68%, 3.42%, 2.87%, and 2.64% (Class C), and 4.38%, 2.42%, 1.87%, and 1.64% (Class I).

(j)	The Fund incurred interest expense during the years ended April 30, 2020, 2019, 2018, and 2017. For the years ended April 30, 2018 and 2017, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.97% and 2.72% (Class AAA and Class A), 3.72% and 3.47% (Class C), and 2.72% and 2.47% (Class I). For the years ended April 30, 2020 and 2019, the effect of interest expense was minimal.

(k)	The Adviser paid fees indirectly for the Fund related to legal expenses. For the year ended April 30, 2020, if the payment had not been received, the expense ratios would have been 7.48% (Class AAA), 7.73% (Class A), 7.80% (Class C), and 6.50% (Class I).

See accompanying notes to financial statements.

The Gabelli Comstock Capital Value Fund
Notes to Financial Statements (Unaudited)

1. Organization. Comstock Capital Value Fund, the sole series of the Comstock Funds, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as an open-end management investment company. The Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income.

2. Proposed Reorganization. On November 6, 2019, the Fund’s shareholders approved the following proposals: (1) a change in the nature of the Company’s business to cease to be an investment company under the 1940 Act and de-register as a registered investment company with the SEC; (2) amendment of the charter of the Company to convert all outstanding shares of stock of the Fund into a single new class of common stock; and (3) approval of the Agreement and Plan of Reorganization between the Company, on its own behalf and on behalf of the Fund, and a newly formed Delaware corporation and the transactions contemplated thereby, including, among other things: (a) transfer by the Fund of all of its assets to New Comstock, Inc. (New Comstock) (which has been established solely for the purpose of acquiring those assets and continuing the Fund’s business) in exchange solely for shares in New Comstock and New Comstock’s assumption of all of the Fund’s liabilities, (b) distributing those shares pro rata to the Fund’s shareholders in exchange for their shares of common stock therein and in complete liquidation thereof, and (c) liquidating and dissolving the Fund. Consistent with the foregoing approvals, the Company began to take the necessary actions to change the nature of the Company’s business to cease to be an investment company. Such actions, among others, included converting the Fund’s current holdings into cash and cash equivalents and the filing of an application with the SEC for de-registration as an investment company. Effective as of the close of business on November 6, 2019, the Fund no longer accepted purchases of Fund shares. Existing shareholders of the Fund will be allowed to redeem their shares at net asset value of the Fund until the Company obtains a de-registration order from the SEC. Once the SEC issues the de-registration order, the Company will complete the reorganization into New Comstock.

Refer to Note 9. Subsequent Events for Board action in November 2021 relating to the discontinuance of the foregoing Proposed Reorganization and the material effects of that Board action on these financial statements and Notes.

3. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on

The Gabelli Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

The Gabelli Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

Investments
In Securities
Valuation Inputs	(Market Value)
Level 2 - Other Significant Observable Inputs*	$3,689,095

* Portfolio holdings designated in Level 2 are disclosed in the Statement of Net Assets. Level 2 holdings consist of U.S. Government Obligations.

The Fund held no Level 3 investments at October 31, 2021 or April 30, 2021.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

The Gabelli Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fess. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments income and gains on various investment securities and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At April 30, 2021, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$75,093,951
Long term capital loss carryforward with no expiration	58,645,094
Total Capital Loss Carryforwards	$133,739,045

The following summarizes the tax cost of investments and the related net unrealized depreciation at October 31, 2021:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$3,689,119	$—	$(24)	$(24)

The Gabelli Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended October 31, 2021, the Fund did not incur any income tax, interest, or penalties. As of October 31, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

4.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. While continuing its responsibilities to the Fund, effective November 7, 2019, the Adviser has voluntarily waived the advisory fee. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. Refer to Note 9. Subsequent Events for more information concerning the Fund's Investment Advisory Agreement.

5.  Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

6.  Portfolio Securities. Purchases and sales of securities during the six months ended October 31, 2021, other than short term securities and U.S. Government obligations, aggregated $0 and $0, respectively.

7.  Capital Stock. From May 1, 2020 through October 31, 2021, the Fund did not accept orders to purchase its shares. Refer to Note 9. Subsequent Events for more information concerning the Fund's capital stock. The Fund offerred four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Gabelli Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended October 31, 2021	Year Ended
	(Unaudited)	April 30, 2021
	Shares	Shares
Class AAA
Shares sold	—	758
Shares redeemed	(7,670)	(8,963)
Net (decrease)	(7,670)	(8,205)
Class A
Shares sold	176	39,760
Shares redeemed	(27,841)	(70,201)
Net (decrease)	(27,665)	(30,441)
Class C
Shares redeemed	(2,487)	(86,204)
Net (decrease)	(2,487)	(86,204)
Class I
Shares redeemed	(3,794)	(56,508)
Net (decrease)	(3,794)	(56,508)

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. On November 24, 2021, the Fund filed a new prospectus reflecting the Board's discontinuance of the Proposed Reorganization (See Note 2 Page 8) and the attendant policies in effect from November 7, 2019 through November 23, 2021.

Effective November 24, 2021, the Fund reopened for sale Class AAA, Class A, Class C, and Class I shares. The Fund's investment strategy was reopened to permit purchases and sales of the types of securities listed in the new prospectus, thereby eliminating the policy to invest exclusively in United States Government Obligations. At that time, the Adviser waived its 1% advisory fee and agreed to absorb all other Fund expenses (except brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur) on the first $25 million of net assets through November 24, 2022.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Comstock Capital Value Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 11, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

COMSTOCK CAPITAL VALUE FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Ronald S. Eaker joined GAMCO Investors, Inc. in 1987. Currently he is a Managing Director of Gabelli Fixed Income, LLC and a portfolio manager of Gabelli Funds, LLC. Mr. Eaker manages short term cash products and high grade intermediate fixed income products. Prior to joining Gabelli, Mr. Eaker was affiliated with Frank Henjes & Co. He is a graduate of Pennsylvania State University with a BS in Finance.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

COMSTOCK CAPITAL VALUE FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

   GABELLI.COM

Net Asset Values per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS
Anthony S. Colavita	Bruce N. Alpert
Attorney,	President
Anthony S. Colavita, P.C.
John C. Ball
Vincent D. Enright	Treasurer
Former Senior Vice President
and Chief Financial Officer,	Peter Goldstein
KeySpan Corp.	Secretary

Werner J. Roeder	Richard J. Walz
Former Medical Director,	Chief Compliance Officer
Lawrence Hospital
Daniel Plourde
Vice President

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
The Bank of New York Mellon

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT
DST Asset Manager
Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Comstock Capital Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABCOOCT21SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.
(a)(2)(2)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Comstock Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	December 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	December 30, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	December 30, 2021

* Print the name and title of each signing officer under his or her signature.